Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 2,162,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.47
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		$ 1,609,940
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.31
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		$ 3,770,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.40
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		$ (600,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		$ 63,181,006
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.14
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		$ (1,210,506)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.64
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		$ 65,140,946
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.14
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 3,770,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.40
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	$ (600,000)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ 63,181,006
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.14
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	$ (1,210,506)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.64
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	$ 65,140,946
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.14
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ (464,440)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.36
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 64,676,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.14